Commitments and Contingencies (Details) - USD ($) $ in Thousands						1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 04, 2025	Jun. 17, 2024	Mar. 15, 2024	Oct. 23, 2023	Mar. 16, 2023	Feb. 28, 2023	Jan. 31, 2023	Sep. 28, 2025	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Feb. 22, 2024
Commitments and Contingencies [Line Items]
Loss contingency in accrued expenses and other current liabilities								$ 9,200	$ 9,200	$ 7,700	$ 7,700
Damages amount					$ 220,000
Subsidiaries indemnity obligations												$ 6,900
Accrual amount of legal loss										6,900	6,900
Additional expense								1,100			30,700
Letters of credit outstanding								3,500	3,500	3,500
Restricted cash accounts								3,800	3,800	$ 3,800	3,800
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]										Other long-term liabilities
Current portion of finance lease liabilities								1,924	1,924	$ 2,053
current portion of operating lease liabilities								1,689	1,689	1,412
Noncurrent portion of finance lease liabilities										1,800
Noncurrent portion of operating lease liabilities								1,335	1,335	2,263	664
Legal loss										6,900	$ 6,900
Forecast [Member]
Commitments and Contingencies [Line Items]
Payment for settlement	$ 9,500
Debt amount	1,000
Security interest	$ 9,500
Siemens Litigation [Member]
Commitments and Contingencies [Line Items]
Damages amount				$ 6,900
Fees, expenses, and pre-judgment interest			$ 2,670
Liability for legal settlement								$ 8,000	8,000
SolarPark Korea Co., LTD [Member]
Commitments and Contingencies [Line Items]
Demanded amount							$ 80,000
Damages amount						$ 26,400
Additional expense									$ 2,000
Attorney [Member]
Commitments and Contingencies [Line Items]
Attorneys’ fees and costs		$ 2,000
Accrual amount of legal loss										$ 2,000